Subsequent Events - Repurchase of Warrants (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 26, 2018	Jun. 23, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Subsequent Events
Repurchase of warrants			$ 10,549	$ 0	$ 0
Warrant | Oaktree Capital Management L.P.
Subsequent Events
Repurchase of warrants (in units)	1,229,575	850,716
Repurchase of warrants	$ 15,000	$ 10,500